CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICITS)/EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2019
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICITS)/EQUITY
Share split ratio	500